Organization - Additional Information (Detail)		0 Months Ended
	Apr. 26, 2012 Solar Canada CAD	May 01, 2012 Solar Australia AUD	Dec. 31, 2013 Solar Australia AUD	May 01, 2012 Solar Australia AUD	Dec. 31, 2013 Nantong Tech CNY	Nov. 28, 2014 Hanwha SolarOne Power Generation (Wuxi) Co., Ltd. ( "SolarOne Wuxi" ) USD ($)	Dec. 31, 2014 Hanwha Q Cells Corp. ("Solar Global") KRW	Dec. 19, 2014 Hanwha Q Cells Corp. ("Solar Global") KRW
Subsidiary or Equity Method Investee [Line Items]
Registered capital	450,000		500,000		500,000	$ 10,000,000		50,000,000,000
Business acquisition consideration price		16,732
Additional investment after acquisition			450,000
Registered and paid-in capital				50,000
Entity date of incorporation		2012-01
Equity interest ownership percentage				100.00%
Capital injected in subsidiary							500,000,000